S000000601 [Member] Expense Example - Nuveen Wisconsin Municipal Bond Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 527
Expense Example, with Redemption, 3 Years	766
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	1,788
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,197
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	$ 2,303